Annual Fund Operating Expenses - Independent Franchise Partners US Equity Fund - Independent Franchise Partners US Equity Fund Shares	Jan. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.58%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.67%